Summary of Significant Accounting Policies (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Other Current Liabilities Abstract
Financing obligation, current (see Note 6 – Leases)	$ 14,582	$ 9,117
Payroll accruals	3,158	2,117
Income tax liability	3,210
Professional fees accruals	956	3,677
Other accrued liabilities	351	267
Other current liabilities	$ 22,257	$ 15,178